Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share option values
Cash received from share options exercised	$ 155	$ 744
Total intrinsic value of share options exercised	$ 711	$ 4,968